OLD MUTUAL ADVISOR FUNDS

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated October 4, 2006

to Class A and C Prospectus and Class Z and Institutional Class Prospectus,

dated May 30, 2006, as supplemented July 14, 2006, August 14, 2006,

and September 11, 2006

This Supplement updates certain information contained in the currently effective Prospectuses of the funds named above (the “Funds”). The Funds are series funds of Old Mutual Advisor Funds. You should retain your Prospectuses and all current supplements for future reference. You may obtain an additional copy of the Prospectuses, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

The Portfolio Managers

The section of the Prospectuses entitled “The Advisor & Sub-Advisors – The Portfolio Managers” is amended by replacing the information regarding Heitman Real Estate Securities LLC with the following:

	Name (Role on Team)	Business Experience
Heitman Real Estate Securities LLC	Timothy J. Pire, CFA (Co-Manager)	Managing Director and Portfolio Manager, Heitman.
	Larry S. Antonatos (Co-Manager)	Executive Vice President and Portfolio Manager, Heitman.

Written Redemption Orders

The section of the Prospectuses entitled “Selling Shares” is amended by adding the following information at the end of the section:

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	Redemptions by check, wire, or ACH in excess of $50,000;
•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and
•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed. A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency, or savings association and must include the title of the signatory. A notary public does not provide a signature guarantee. A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”

[Institution’s Name]

By: [Signature]

Title: [Title of Signatory]

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

D-06-619 10/2006

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